Cover Page	Jan. 27, 2023
Cover [Abstract]
Document Period End Date	Jan. 25, 2023
Document Type	8-K
Entity Registrant Name	Horizon Global Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37427
Entity Tax Identification Number	47-3574483
Entity Address, Address Line One	47912 Halyard Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Plymouth
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48170
City Area Code	734
Local Phone Number	656-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HZN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001637655